Financial instruments and risk management (Details 7) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	$ 5,255,932	$ 4,062,999	$ 4,141,473
Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,749,024)	(2,550,469)	(2,626,327)
Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,506,908)	(1,512,530)	(1,515,146)
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,506,908)	(1,512,530)	(1,515,146)
Level 1 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 1 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,506,908)	(1,512,530)	(1,515,146)
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,749,024)	(2,550,469)	(2,626,327)
Level 2 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,749,024)	(2,550,469)	(2,626,327)
Level 2 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0
Level 3 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	$ 0	$ 0	$ 0